Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
May 1, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Northwestern Mutual Series Fund, Inc. (the “Registrant”)
1933 Act Post-Effective Amendment No. 96
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”) we certify that the form of Prospectus, dated May 1, 2026, that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 96 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. Such Amendment was filed electronically via EDGAR on April 24, 2026.
Please be advised that, pursuant to Rule 497(c) under the Securities Act, the Registrant filed the exact final form of the Registrant’s Statement of Additional Information, dated May 1, 2026, electronically via EDGAR on May 1, 2026.
Regards,
/s/ MICHAEL J. MURPHY
Assistant General Counsel
Northwestern Mutual